Allowance for Probable Loan Losses (Aging By Loan Class) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	$ 40,674,000	$ 7,257,000	$ 5,226,000
Past due	75,833,000	77,053,000
Loans, current	6,485,456,000	6,271,119,000
Total loans	6,561,289,000	6,348,172,000
30 to 59 Days
Financing receivable recorded investment
Past due	15,978,000	15,855,000
60 to 89 Days
Financing receivable recorded investment
Past due	6,011,000	4,429,000
90 Days or Greater
Financing receivable recorded investment
Past due	53,844,000	56,769,000
Commercial
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	10,890,000	537,000
Past due	25,591,000	22,496,000
Loans, current	1,103,378,000	1,063,971,000
Total loans	1,128,969,000	1,086,467,000
Commercial | 30 to 59 Days
Financing receivable recorded investment
Past due	4,651,000	3,790,000
Commercial | 60 to 89 Days
Financing receivable recorded investment
Past due	1,089,000	398,000
Commercial | 90 Days or Greater
Financing receivable recorded investment
Past due	19,851,000	18,308,000
Commercial Real Estate:Other Construction and Land Development
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	16,000	6,000
Past due	3,356,000	1,482,000
Loans, current	1,882,875,000	1,682,068,000
Total loans	1,886,231,000	1,683,550,000
Commercial Real Estate:Other Construction and Land Development | 30 to 59 Days
Financing receivable recorded investment
Past due	727,000	354,000
Commercial Real Estate:Other Construction and Land Development | 60 to 89 Days
Financing receivable recorded investment
Past due	1,707,000	308,000
Commercial Real Estate:Other Construction and Land Development | 90 Days or Greater
Financing receivable recorded investment
Past due	922,000	820,000
Commercial Real Estate: Farmland and Commercial
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	24,910,000	954,000
Past due	30,951,000	35,576,000
Loans, current	1,918,947,000	2,007,709,000
Total loans	1,949,898,000	2,043,285,000
Commercial Real Estate: Farmland and Commercial | 30 to 59 Days
Financing receivable recorded investment
Past due	2,928,000	3,925,000
Commercial Real Estate: Farmland and Commercial | 60 to 89 Days
Financing receivable recorded investment
Past due	784,000	518,000
Commercial Real Estate: Farmland and Commercial | 90 Days or Greater
Financing receivable recorded investment
Past due	27,239,000	31,133,000
Commercial Real Estate: Multifamily
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	71,000
Past due	1,505,000	560,000
Loans, current	224,752,000	192,356,000
Total loans	226,257,000	192,916,000
Commercial Real Estate: Multifamily | 30 to 59 Days
Financing receivable recorded investment
Past due	927,000	84,000
Commercial Real Estate: Multifamily | 90 Days or Greater
Financing receivable recorded investment
Past due	578,000	476,000
Residential First Lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	3,079,000	3,861,000
Past due	9,037,000	10,848,000
Loans, current	436,763,000	421,929,000
Total loans	445,800,000	432,777,000
Residential First Lien | 30 to 59 Days
Financing receivable recorded investment
Past due	3,998,000	4,295,000
Residential First Lien | 60 to 89 Days
Financing receivable recorded investment
Past due	1,677,000	2,458,000
Residential First Lien | 90 Days or Greater
Financing receivable recorded investment
Past due	3,362,000	4,095,000
Residential Junior Lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	937,000	1,099,000
Past due	2,881,000	3,000,000
Loans, current	724,420,000	697,748,000
Total loans	727,301,000	700,748,000
Residential Junior Lien | 30 to 59 Days
Financing receivable recorded investment
Past due	1,155,000	1,310,000
Residential Junior Lien | 60 to 89 Days
Financing receivable recorded investment
Past due	618,000	580,000
Residential Junior Lien | 90 Days or Greater
Financing receivable recorded investment
Past due	1,108,000	1,110,000
Consumer
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	32,000	133,000
Past due	550,000	1,126,000
Loans, current	45,766,000	48,417,000
Total loans	46,316,000	49,543,000
Consumer | 30 to 59 Days
Financing receivable recorded investment
Past due	486,000	868,000
Consumer | 60 to 89 Days
Financing receivable recorded investment
Past due	19,000	98,000
Consumer | 90 Days or Greater
Financing receivable recorded investment
Past due	45,000	160,000
Foreign
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	739,000	667,000
Past due	1,962,000	1,965,000
Loans, current	148,555,000	156,921,000
Total loans	150,517,000	158,886,000
Foreign | 30 to 59 Days
Financing receivable recorded investment
Past due	1,106,000	1,229,000
Foreign | 60 to 89 Days
Financing receivable recorded investment
Past due	117,000	69,000
Foreign | 90 Days or Greater
Financing receivable recorded investment
Past due	$ 739,000	$ 667,000